Share-Based Compensation Expenses (Tables)	6 Months Ended
Jun. 30, 2020
Total Share-Based Compensation Cost Recognized
Total share-based compensation expenses recognized for the
six-month
periods ended June 30, 2019 and 2020 have been reported as follows:

	For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2020
	RMB	RMB	US$
	(In millions)
	(unaudited)
Cost of revenues	165	189	27
Selling, general and administrative	1,019	1,014	144
Research and development	1,648	2,133	302

	2,832	3,336	473